Operating Costs - Summary of Compensation of Key Management Personnel (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Operating Costs [Abstract]
Short-term employee benefits	£ 12.4	£ 10.9	£ 10.3
Post employment benefits	1.4	1.4	1.2
Share-based payments	6.6	5.8	5.9
Termination benefits	2.2		0.6
Compensation of key management personnel	£ 22.6	£ 18.1	£ 18.0